Lease (Details) - Schedule of ROU Assets and Liabilities - USD ($)	Sep. 30, 2023	Sep. 30, 2022
Assets
Operating leases	$ 141,772	$ 5,571
Total right-of-use asset	141,772	5,571
Liabilities
Operating leases	(116,895)	(89,917)
Lease Liability-current	(104,000)	(89,917)
Lease Liability-Non current	(12,895)
Total lease liability	$ (116,895)	$ (89,917)